================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [_]; Amendment Number: ________________________________

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Cornerstone Capital Management, Inc.

Address: 3600 Minnesota Drive
         Suite 70
         Edina, MN 55435



Form 13F File Number: 28-05923

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Loren Kix

Title:   Senior Vice President, Chief Compliance Officer

Phone:   (952) 229-8120


Signature, Place, and Date of Signing:

/s/ Loren Kix    Edina, Minnesota    August 8, 2012
 [Signature]      [City, State]          [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

    Form 13F File Number       Name

    28-01190                   Frank Russell Company

================================================================================

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
                                         ----------

Form 13F Information Table Entry Total:  56
                                         ----------

Form 13F Information Table Value Total:  $1,495,948
                                         ----------
                                         (thousands)

List of Other Included Managers:

None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                     Cornerstone Capital Management, Inc.
                                   FORM 13F
                                   30-Jun-12

Column 1                         Column 2    Column 3  Column 4         Column 5      Column 6  Column 7        Column 8
--------                      -------------- --------- --------         --------      --------- -------- ----------------------
                                                                                                         VOTING AUTHORITY
                                                        VALUE   SHRS OR   SH/    PUT/            OTHER
NAME OF ISSUER                TITLE OF CLASS  CUSIP    (x1000)  PRN AMT   PRN    CALL INV DISC.   MGR     SOLE   SHARED  NONE
--------------                -------------- --------- -------- ------- -------- ---- --------- -------- ------- ------ -------
Acme Packet Inc.............. COM            004764106   22028  1181128    SH           Sole              574729         606399
American Rlty Cap TR Inc..... COM            02917L101    1748   160100    SH           Sole                             160100
Anadarko Pete Corp........... COM            032511107   17722   267701    SH           Sole              130643         137058
Apollo Group Inc............. CL A           037604105   36267  1002129    SH           Sole              475235         526894
Apple Inc.................... COM            037833100  133065   227850    SH           Sole              109704         118146
Baidu Inc.................... SPON ADR REP A 056752108   45229   393367    SH           Sole              187932         205435
Beam Inc..................... COM            073730103     241     3862    SH           Sole                1705           2157
Berkshire Hathaway Inc Del... CL B NEW       084670702     220     2644    SH           Sole                               2644
British Amern Tob PLC........ SPONSORED ADR  110448107   43574   426693    SH           Sole              215358         211335
CBS Corp New................. CL B           124857202    7116   217098    SH           Sole              103966         113132
Celgene Corp................. COM            151020104   26371   411010    SH           Sole              199254         211756
Citrix Sys Inc............... COM            177376100   15557   185333    SH           Sole               88757          96576
Coach Inc.................... COM            189754104   18829   321967    SH           Sole              156268         165699
Cobalt Intl Energy Inc....... COM            19075F106   48498  2063752    SH           Sole              994088        1069664
Coca Cola Co................. COM            191216100     405     5179    SH           Sole                5179
CSX Corp..................... COM            126408103   32586  1457330    SH           Sole              711063         746267
Diageo P L C................. SPON ADR NEW   25243Q205   54143   535298    SH           Sole              245472         279826
Dicks Sporting Goods Inc..... COM            253393102    9474   197370    SH           Sole              100449          96921
Disney Walt Co............... COM DISNEY     254687106   26348   543258    SH           Sole              264532         278726
Dollar Gen Corp New.......... COM            256677105   29938   550436    SH           Sole              267720         283166
Ebay Inc..................... COM            278642103   25629   610059    SH           Sole              296457         313602
Exxon Mobil Corp............. COM            30231G102     448     5230    SH           Sole                5025            205
Facebook Inc................. CL A           30303M102    9257   297721    SH           Sole              144391         153330
Fluor Corp New............... COM            343412102   43848   888680    SH           Sole              422872         465808
Freeport-Mcmoran Copper & Go. COM            35671D857   31133   913772    SH           Sole              428734         485038
Gilead Sciences Inc.......... COM            375558103   33154   646531    SH           Sole              299591         346940
Goldman Sachs Group Inc...... COM            38141G104   21427   223526    SH           Sole              106019         117507
Google Inc................... CL A           38259P508   38465    66310    SH           Sole               31591          34719
HCP Inc...................... COM            40414L109     789    17872    SH           Sole                              17872
Health Care Reit Inc......... COM            42217K106     677    11610    SH           Sole                              11610
Hess Corp.................... COM            42809H107   18041   415226    SH           Sole              200443         214783
Hologic Inc.................. COM            436440101   20231  1121476    SH           Sole              544057         577419
Illumina Inc................. COM            452327109   19421   480836    SH           Sole              230461         250375
Johnson & Johnson............ COM            478160104   13755   203595    SH           Sole               98720         104875
Johnson Ctls Inc............. COM            478366107   44563  1608204    SH           Sole              772314         835890
Joy Global Inc............... COM            481165108   31114   548459    SH           Sole              267408         281051
Lazard Ltd................... SHS A          G54050102     252     9713    SH           Sole                5067           4646
Mastercard Inc............... CL A           57636Q104    1295     3010    SH           Sole                               3010
Mosaic Co New................ COM            61945C103   38279   699032    SH           Sole              331805         367227
NetApp Inc................... COM            64110D104    8346   262291    SH           Sole              126232         136059
Nuvasive Inc................. COM            670704105    8226   324338    SH           Sole              157716         166622
Opentable Inc................ COM            68372A104   25787   572901    SH           Sole              278285         294616
Philip Morris Intl Inc....... COM            718172109     668     7659    SH           Sole                4369           3290
Qualcomm Inc................. COM            747525103   66532  1194911    SH           Sole              567056         627855
Rockwell Automation Inc...... COM            773903109   25578   387200    SH           Sole              188277         198923
Schlumberger Ltd............. COM            806857108   26933   414921    SH           Sole              195963         218958
SPDR Gold Trust.............. GOLD SHS       78463V107     238     1535    SH           Sole                               1535
Texas Instrs Inc............. COM            882508104  203337   708871    SH           Sole              343727         365144
Textron Inc.................. COM            883203101   12631   507899    SH           Sole              246682         261217
Tiffany & Co New............. COM            886547108    6375   120383    SH           Sole               58066          62317
V F Corp..................... COM            918204108   38687   289898    SH           Sole              138733         151165
Visa Inc..................... COM CL A       92826C839   31170   252124    SH           Sole              129789         122335
Weatherford International LT. REG SHS        H27013103   17717  1402824    SH           Sole              684933         717891
Wellpoint Inc................ COM            94973V107   28075   440103    SH           Sole              212877         227226
Western Un Co................ COM            959802109   34499  2048591    SH           Sole             1001885        1046706
Xata Corp.................... COM NEW        983882309      12    12017    SH           Sole                              12017